Contract Assets - Schedule of Assets Related to Contracts with Customers (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Contract Assets [Abstract]
Contract assets	$ 11,381	$ 10,245